Income Taxes - Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Effective Tax Rate - (Details)	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Effective Tax Rate [Line Items]
Federal income tax computed at federal statutory tax rate		21.00%		21.00%	21.00%
State income tax, net of federal benefit		7.26%		6.12%	6.56%
Permanent items		3.60%		(0.68%)	(0.89%)
Federal and state research and development credits		5.79%		3.89%	4.79%
Other		(1.41%)		(0.88%)	(0.77%)
Change in valuation allowance		(36.24%)		(29.45%)	(30.73%)
Effective income tax rate					(0.04%)
Tyme Technologies, Inc. and Subsidiaries [Member]
Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Effective Tax Rate [Line Items]
Federal income tax computed at federal statutory tax rate	21.00%		21.00%
State income tax, net of federal benefit	11.59%		0.00%
Permanent differences	0.00%		(0.02%)
Federal and state research and development credits	7.93%		4.70%
Stock compensation	(5.05%)		(3.41%)
Warrants	1.61%		(1.29%)
Change in valuation allowance	(37.08%)		(20.98%)
Effective income tax rate	0.00%		0.00%